PRUDENTIAL GROWTH ALLOCATION FUND
SUMMARY: GROWTH ALLOCATION FUND
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 52 of the Fund's Prospectus and in Rights of Accumulation on page 72 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PRUDENTIAL GROWTH ALLOCATION FUND - USD ($)	Class A	Class B	Class C	Class R	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00%	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none
Redemption fee	none	none	none	none	none
Exchange fee	none	none	none	none	none
Maximum account fee (accounts under $10,000)	$ 15	$ 15	$ 15	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PRUDENTIAL GROWTH ALLOCATION FUND		Class A	Class B	Class C	Class R	Class Z
Management fees		0.20%	0.20%	0.20%	0.20%	0.20%
+ Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	0.75%	none
+ Other expenses		0.47%	0.47%	0.47%	0.47%	0.47%
+ Underlying Fund fees and expenses		0.92%	0.92%	0.92%	0.92%	0.92%
= Total annual Fund operating expenses		1.89%	2.59%	2.59%	2.34%	1.59%
– Fee waiver and/or expense reimbursement		(0.22%)	(0.17%)	(0.17%)	(0.42%)	(0.17%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1]	1.67%	2.42%	2.42%	1.92%	1.42%
[1]	The distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees with respect to Class A and Class R shares to .25% and .50% of the average daily net assets of Class A and Class R shares, respectively, through January 31, 2018. Separately, the manager of the Fund has contractually agreed to limit the net annual operating expenses (exclusive of taxes, interest, brokerage commissions, non-routine expenses, distribution and service (12b-1) fees and Underlying Fund fees and expenses) of each class of shares of the Fund to .50% of the Fund's average daily net assets for the period ending January 31, 2018. These waivers may not be terminated prior to January 31, 2018 without the prior approval of the Fund's Board of Directors.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - PRUDENTIAL GROWTH ALLOCATION FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	710	1,091	1,496	2,623
Class B	745	1,089	1,460	2,662
Class C	345	789	1,360	2,912
Class R	195	690	1,212	2,644
Class Z	145	485	850	1,875

If Shares Are Not Redeemed
Expense Example, No Redemption - PRUDENTIAL GROWTH ALLOCATION FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	710	1,091	1,496	2,623
Class B	245	789	1,360	2,662
Class C	245	789	1,360	2,912
Class R	195	690	1,212	2,644
Class Z	145	485	850	1,875

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund is one of three funds which comprise the Prudential Asset Allocation Funds. Each Fund is structured as a “fund of funds,” meaning that instead of buying individual securities directly, the Fund invests primarily in other mutual funds within the Prudential Investments fund family. These other funds are referred to as “Underlying Funds.” More detailed information appears in More Information About the Funds’ Investments Strategies, Investments and Risks in the Prospectus.

The Funds are designed for investors who want investment professionals to make their asset allocation decisions. Each Fund offers investors a means to manage their long-term investments in light of their personal investment goals and risk tolerance. By investing in the Underlying Funds, each Fund pursues its investment objective by investing indirectly in a mix of equity and fixed-income securities appropriate for a particular type of investor. Each Fund may serve as the cornerstone of a larger investment portfolio.

Under normal market conditions, each Fund's assets will be invested in various Underlying Funds within the allocation ranges described in the Prospectus. Each Fund may hold a portion of its assets in cash or cash equivalents for cash management purposes. These cash and cash equivalents are not included in the Fund's assets for purposes of determining allocations among Underlying Funds.

The Fund seeks to achieve its investment objective by investing primarily in Underlying Funds which invest in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest approximately 90% (which may range from 85% to 95%) of its total assets in Underlying Funds that invest primarily in a diversified portfolio of equity securities and the remainder in Underlying Funds that invest primarily in fixed-income securities. The investment subadviser will monitor the Fund's investments in Underlying Funds on a regular basis in order to maintain the approximate allocation to each asset class. The Fund may be appropriate for investors seeking long-term capital growth with a significant tolerance for investment risk and market volatility. In addition, investors who already have a diversified portfolio may find this allocation suitable as an additional growth component.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Affiliated Funds Risk. The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain underlying funds for which the investment subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and investment subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the investment subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the investment subadviser are higher than the fees paid by other Underlying Funds for which the investment subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.

Asset Allocation Risk. The investment subadviser may allocate assets to an asset class that underperforms other classes. For example, the Fund may be overweighted in equities when the stock market is falling and the fixed-income market is rising. Likewise, the Fund may be overweighted in fixed-income securities when fixed-income markets are falling and the equity markets are rising.

Asset Class Variation Risk. The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class.

Derivatives Risk. Certain Underlying Funds may invest in derivatives. Using derivatives can increase Underlying Fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivatives themselves behave in a way not anticipated by the Underlying Fund. Using derivatives also can have a leveraging effect and increase Underlying Fund volatility. An Underlying Fund can lose more than the amount it invests in a derivative. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Underlying Fund. Use of derivatives may have different tax consequences for the Underlying Fund than an investment in the underlying instrument, and such differences may affect the amount, timing and character of income distributed to shareholders.

Recent legislation both in the United States and in Europe calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. Additional regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by regulated investment companies. If adopted as proposed, the rule could require changes to the Underlying Funds’ use of derivatives.

Equity Securities Risk. The price of a particular stock owned by an Underlying Fund could go down, or the value of the equity markets or a sector of them could go down and you could lose money. Stock markets are volatile. Generally, the stock prices of large companies are more stable than the stock prices of small companies, but this is not always the case. The Underlying Funds’ equity holdings can vary significantly from broad market indexes, and their performance can deviate from the performance of those indexes.

Foreign Market Risk. Foreign markets often are more volatile than US markets and generally are not subject to regulatory requirements comparable to those placed on US issuers. Changes in currency exchange rates can reduce or increase market performance. In addition to the general risks of investing in foreign securities, to the extent that an Underlying Fund invests in securities of emerging markets, an Underlying Fund may be exposed to a greater risk of potential turmoil, rapid changes in economic conditions or other risks.

Fund Rebalancing Risk. Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund's investments. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund's expenses or result in the Underlying Fund becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund's performance and thus the Fund's performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.

The investment subadviser will seek to cooperate with the investment subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The investment subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund's investments in the event of significant market or other events that may require more rapid action.

Fund of Funds Risk. The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Investment Style Risk. Investment style risk is the risk that a particular style utilized by an Underlying Fund may be out of favor for a period of time.

Liquidity Risk. Certain Underlying Funds may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by an Underlying Fund are difficult to purchase or sell. Liquidity risk also includes the risk that the Underlying Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Underlying Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Underlying Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Capitalization Risk. Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.

Non-Diversified Status. The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain requirements that a “diversified” mutual fund is required to meet under federal law. Unlike “diversified” funds, the Fund may invest its assets in the securities of an individual issuer, in this case any Underlying Fund, without limiting such investments within prescribed percentages pursuant to federal law. Thus, the Fund's assets may be concentrated in fewer securities than those of other funds. Therefore, a decline in the value of those investments would cause the Fund's overall value to decline to a greater degree.

Two Underlying Funds, Prudential Global Real Estate Fund and Prudential Jennison Natural Resources Fund, are also non-diversified. This means that they may invest a larger percentage of their assets in a smaller number of issuers than a diversified fund. To the extent an Underlying Fund invests its assets in a small number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. Prudential Global Real Estate Fund and Prudential Jennison Natural Resource Fund are also more susceptible to market and other events affecting the particular industry sectors in which they invest and therefore involve more risk than Underlying Funds that do not concentrate their assets in a particular industry sector.

Portfolio Turnover Risk. The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund's, and, therefore, the Fund's, performance and can have adverse tax consequences.

Short Sale Risk. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, which may be substantial.

Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets.  This market volatility, in addition to reduced liquidity in credit and fixed income markets, may adversely affect issuers worldwide.  Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time.  This environment could make identifying investment risks and opportunities especially difficult for the subadvisers of the Underlying Funds.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.

More information about the risks of investing in the Fund appears in the section of the Prospectus entitled “More Information About the Fund’s Principal and Non-Principal Investment Strategies, Investments and Risks.”
Performance.
The following bar chart shows the Fund's performance for Class A shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Annual Total Returns (Class A Shares)[1]
[1]	These annual total returns do not include deductions for sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver, the annual returns would have been lower, too. The total return for Class A shares from January 1, 2016 to September 30, 2016 was 5.01%.

Best Quarter:		Worst Quarter:
19.66%	2nd Quarter 2009	-22.07%	4th Quarter 2008

Average Annual Total Returns % (including sales charges) (as of 12-31-15)
Average Annual Total Returns - PRUDENTIAL GROWTH ALLOCATION FUND	One Year	Five Year	Ten Years	Since Inception	Inception Date
Class B shares	(8.02%)	5.68%	3.90%
Class C shares	(4.57%)	5.83%	3.90%
Class R shares	(3.19%)	6.37%		3.40%	Jan. 12, 2007
Class Z shares	(2.76%)	6.89%	4.92%
Class A Shares	(8.26%)	5.44%	4.08%
Class A Shares | Return After Taxes on Distributions	(10.35%)	4.74%	3.54%
Class A Shares | Return After Taxes on Distribution and Sale of Fund Shares	(2.94%)	4.24%	3.21%
Growth Customized Blend Index (reflects no deduction for fees, expenses or taxes)	(0.90%)	8.31%	5.99%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	0.92%	12.44%	7.40%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.39%	12.55%	7.30%
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Average (reflects no deduction for sales charges or taxes)	(1.82%)	7.22%	4.60%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to differing sales charges and expenses.